GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 41,509	$ 9,103
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	26,976	8,653
United States of America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	14,380	300
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 153	$ 150